Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 16, 2013
Supplement [Text Block]	ast_SupplementTextBlock

ALPS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 21, 2014 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CRYSTAL STRATEGY LEVERAGED ALTERNATIVE FUND, EACH DATED DECEMBER 16, 2013, AS SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective immediately, the name of the Crystal Strategy Leveraged Alternative Fund will be changed to the Crystal Strategy Absolute Return Plus Fund.  Accordingly, all references to Crystal Strategy Leveraged Alternative Fund in the summary prospectus, prospectus and statement of additional information are hereby deleted and replaced with Crystal Strategy Absolute Return Plus Fund.

Crystal Strategy Absolute Return Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ALPS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 21, 2014 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CRYSTAL STRATEGY LEVERAGED ALTERNATIVE FUND, EACH DATED DECEMBER 16, 2013, AS SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective immediately, the name of the Crystal Strategy Leveraged Alternative Fund will be changed to the Crystal Strategy Absolute Return Plus Fund.  Accordingly, all references to Crystal Strategy Leveraged Alternative Fund in the summary prospectus, prospectus and statement of additional information are hereby deleted and replaced with Crystal Strategy Absolute Return Plus Fund.